Fair value of financial instruments - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2025	Oct. 31, 2024
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	$ 189,416	$ 183,300
Investment securities	298,609	256,618
Residential mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	18,079	17,154
Investment securities	28,674	27,048
Commercial mortgage-backed securities [member]
Disclosure of Detailed Information about Financial Instruments [line Items]
Trading securities	0	0
Investment securities	$ 2,400	$ 2,568